STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Advertising sales	$ 20,892	$ 16,052	$ 72,059	$ 21,517
Merchandise sales - revenue	(18)	867	234	9,503
Total revenues	20,874	16,919	72,293	31,020
Cost of goods sold
Merchandise sales - cost		690	569	8,369
Total cost of goods sold		690	569	8,369
Gross profit	20,874	16,229	71,724	22,651
Operating expenses:
Selling, general and administrative expenses	414,708	110,152	1,019,747	269,024
Professional fees	361,654	24,478	533,788	83,937
Equipment				961
Website setup	53,517	19,171	110,627	46,261
Total operating expenses	829,879	153,801	1,664,162	400,183
Loss from operations	(809,005)	(137,572)	(1,592,438)	(377,532)
Other expenses:
Gain/loss on derivative liability	(220,447)		(557,747)
Interest expense			(12,000)	(25)
Amortization of debt discount	(226,581)		(310,107)
Net loss	(1,256,033)	(137,572)	(2,472,292)	(377,557)
Series A preferred stock dividend		(27,134)	(10,209)	(68,755)
Net loss attributable to common stockholders	$ (1,256,033)	$ (164,706)	$ (2,482,501)	$ (446,312)
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
Weighted average common shares outstanding - basic and diluted	121,579,943	88,491,647	111,979,303	81,549,436